----------------------------
                                                            OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:
                                                    Expires:
                                                    Estimated average burden
                                                    hours per response.....
                                                    ----------------------------
                                                           SEC USE ONLY
                                                    ----------------------------

                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2006

If amended report check here          |_|           Amended Number:  _______

This Amendment (Check only one):      |_|           is a restatement

                                      |_|           adds new holding
                                                    entries.
Century Management
                                       ------------------------------
Name of Institutional Investment Manager

805 Las Cimas Parkway Suite 430               Austin        TX       78746
Business Address     (Street)                 (City)        (State)  (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant                          Vice President           (512)329-0050
Name                                   (Title)                       (Phone)


                                        /s/ Jim Brilliant
                                       ------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to submit This Report)

                                        May 12, 2006,  Austin, Texas
                                       ------------------------------
                                         (Place and Date of Signing)

Report Type:

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.


                                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            56
                                              --------------

Form 13F Information Table Value Total:         $2,090,400

                                              --------------
                                               (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***

FORM 13F
INFORMATION TABLE
                    TITLE          FAIR          INVESTMENT DISCRETION             OTHER  VOTING AUTHORITY
NAME OF ISSUER       OF  CUSIP     MARKET SHARE          SOLE         SHAREDNONE MANAGERS       SOLE      SHAREDNONE
                    CLASSNUMBER    VALUE  AMOUNT (A)                  (B)   ( C )         (A)             (B)   ( C )
                                   (000's)(00's)
3M Company	COM	88579Y101	49579	6550	SOLE		X
Ampco Pittsburgh	COM	032037103	10221	5111	SOLE		X
Anheuser-Busch Cos	COM	035229103	82253	19231	SOLE		X
Astec Industries Inc.	COM	046224101	27061	7538	SOLE		X
Astronics Corp	COM	046433108	1198	888	SOLE		X
Automatic Data Proc.	COM	053015103	25010	5475	SOLE		X
Avery Dennison Corp	COM	053611109	80498	13765	SOLE		X
Briggs & Stratton 	COM	109043109	28251	7987	SOLE		X
CDI Corp.	COM	125071100	43641	15169	SOLE		X
Central Fund CDA	COM	153501101	10629	13370	SOLE		X
Clark Inc.	COM	181457102	17568	14875	SOLE		X
Colgate-Palmolive	COM	194162103	83779	14672	SOLE		X
Corning Inc.	COM	219350105	981	365	SOLE		X
CPI Corp.	COM	125902106	31716	15547	SOLE		X
Dixie Group Inc.	COM	255519100	24248	16209	SOLE		X
Dow Jones & Co Inc.	COM	260561105	66314	16874	SOLE		X
DuPont	COM	263534109	65907	15614	SOLE		X
Eastman Kodak	COM	277461109	12787	4496	SOLE		X
EMS Technologies Inc.	COM	26873N108	1789	992	SOLE		X
Estee Lauder Cos	COM	518439104	49211	13232	SOLE		X
Esterline	COM	297425100	218	51	SOLE		X
Evans & Sutherland	COM	299096107	2272	3540	SOLE		X
Fossil Inc.	COM	349882100	36642	19721	SOLE		X
Gannett Co Inc.	COM	364730101	131574	21958	SOLE		X
General Mills Inc.	COM	370334104	9389	1853	SOLE		X
Graham Corp.	COM	384556106	6436	3300	SOLE		X
Handleman	COM	410252100	812	846	SOLE		X
Imation Corp.	COM	45245A107	21151	4929	SOLE		X
Japan Sm. Cap. Fund	COM	47109U104	11025	6661	SOLE		X
Kaman Corp.	COM	483548103	8540	3394	SOLE		X
Kellwood Co	COM	488044108	39699	12647	SOLE		X
Kimberly-Clark Corp	COM	494368103	108992	18857	SOLE		X
La Z Boy Inc.	COM	505336107	9165	5391	SOLE		X
Layne Christensen	COM	521050104	27358	8162	SOLE		X
Learning Tree	COM	522015106	2952	2435	SOLE		X
Leggett & Platt Inc.	COM	524660107	14494	5948	SOLE		X
Manpower Inc.	COM	56418h100	68675	12010	SOLE		X
Marsh & McLennan	COM	571748102	75478	25708	SOLE		X
Maxwell Technologies	COM	577767106	43030	22056	SOLE		X
Maytag Corp.	COM	578592107	12551	5884	SOLE		X
Microsoft Corp	COM	594918104	65175	23953	SOLE		X
Myers Industries Inc.	COM	628464109	9782	6117	SOLE		X
Newell Rubbermaid Inc.	COM	651229106	67109	26641	SOLE		X
Paxar Corp	COM	704227107	16603	8484	SOLE		X
Pfizer Inc.	COM	717081103	126932	50936	SOLE		X
Powell Industries Inc.	COM	739128106	13491	6194	SOLE		X
Readers Digest 	COM	755267101	14674	9949	SOLE		X
Robbins & Myers Inc.	COM	770196103	31807	14725	SOLE		X
Seagate Technology	COM	G7945J104	76375	29007	SOLE		X
Sonoco Products	COM	835495102	27135	8012	SOLE		X
Spectrum Control	COM	847615101	422	516	SOLE		X
SPX Corp.	COM	784635104	61542	11520	SOLE		X
USEC Inc.	COM	90333E108	32436	26918	SOLE		X
W W Grainger Inc.	COM	384802104	66784	8863	SOLE		X
Wal-Mart Stores Inc.	COM	931142103	128886	27283	SOLE		X
Woodhead Industries Inc.	COM	979438108	8153	4912	SOLE		X